Schedule of sales revenues and purchases for related parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party sales revenues	$ 276,340,120	$ 688,607,542	$ 633,079,773
Cost of revenues	(272,356,649)	(672,562,832)	(620,989,960)
Related Party [Member]
Related Party Transaction [Line Items]
Related party sales revenues	154,866	177,534	290,377
Cost of revenues	(81,654)	(947,060)	(1,123,356)
Total, net	$ 73,212	$ (769,526)	$ (832,979)